UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07644

                                 Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

∎  Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Market Value
Common Stocks — 99.4%
Aerospace and Defense — 10.4%
82,000	Aerojet Rocketdyne Holdings Inc.†	$2,293,540
700	Curtiss-Wright Corp.	94,549
9,375	HEICO Corp.	813,844
20,500	Honeywell International Inc.	2,962,455
34,000	Kaman Corp.	2,112,080
150,000	Rolls-Royce Holdings plc	1,834,278

		10,110,746

Automobiles and Components — 0.4%
1,500	BorgWarner Inc.	75,345
9,500	Dana Inc.	244,720
7,000	Superior Industries International Inc.	93,100

		413,165

Building and Construction — 1.1%
16,500	Herc Holdings Inc.†	1,071,675

Building Products — 0.5%
25,000	Griffon Corp.	456,250

Commercial and Professional Services — 3.3%
19,000	Rollins Inc.	969,570
27,000	Waste Management Inc.	2,271,240

		3,240,810

Consumer Durables — 2.8%
4,000	Cavco Industries Inc.†	695,000
10,000	Skyline Corp.†	220,000
38,000	Sony Corp., ADR	1,836,920

		2,751,920

Consumer Services — 2.0%
28,000	Boyd Gaming Corp.	892,080
12,000	Canterbury Park Holding Corp.	173,400
300	Churchill Downs Inc.	73,215
57,000	Dover Motorsports Inc.	119,700
9,500	Las Vegas Sands Corp.	683,050

		1,941,445

Consumer Staples — 10.9%
3,000	Archer-Daniels-Midland Co.	130,110
60,000	Brown-Forman Corp., Cl. A	3,199,800
13,800	Brown-Forman Corp., Cl. B	750,720
1,000	Bunge Ltd.	73,940
45,000	Danone SA, ADR	731,700
27,500	Diageo plc, ADR	3,724,050
12,000	Fomento Economico Mexicano SAB de CV, ADR	1,097,160
400	National Beverage Corp.	35,608
4,000	The Coca-Cola Co.	173,720
23,175	Tootsie Roll Industries Inc.	682,504

		10,599,312

Diversified Industrial — 0.8%
15,000	ITT Inc.	734,700

Shares		Market Value

Electrical Equipment — 2.9%
24,000	AMETEK Inc.	$1,823,280
23,000	Franklin Electric Co. Inc.	937,250
500	Rockwell Automation Inc.	87,100

		2,847,630

Energy — 2.4%
3,000	Anadarko Petroleum Corp.	181,230
2,500	Chevron Corp.	285,100
7,000	ConocoPhillips	415,030
7,000	Devon Energy Corp.	222,530
4,800	Exxon Mobil Corp.	358,128
24,000	RPC Inc.	432,720
200,000	Weatherford International plc†	458,000

		2,352,738

Financials — 14.2%
22,500	American Express Co.	2,098,800
3,450	Argo Group International Holdings Ltd.	198,030
2,100	BKF Capital Group Inc.†	24,307
43,000	Griffin Industrial Realty Inc.	1,613,790
12,000	JPMorgan Chase & Co.	1,319,640
22,000	Legg Mason Inc.	894,300
4,000	Marsh & McLennan Companies Inc.	330,360
24,500	Morgan Stanley	1,322,020
17,000	Ryman Hospitality Properties Inc., REIT	1,316,650
7,000	State Street Corp.	698,110
41,000	The Bank of New York Mellon Corp.	2,112,730
38,000	Wells Fargo & Co.	1,991,580

		13,920,317

Health Care — 1.4%
14,000	Boston Scientific Corp.†	382,480
12,000	Henry Schein Inc.†	806,520
9,000	Patterson Cos., Inc.	200,070

		1,389,070

Information Technology — 4.9%
20,000	Corning Inc.	557,600
65,000	CTS Corp.	1,768,000
15,500	Diebold Nixdorf Inc.	238,700
4,000	EchoStar Corp., Cl. A†	211,080
2,400	Harris Corp.	387,072
8,000	Internap Corp.†	88,000
15,000	Texas Instruments Inc.	1,558,350

		4,808,802

Machinery — 10.2%
16,000	CIRCOR International Inc.	682,560
140,000	CNH Industrial NV	1,736,000
11,500	Crane Co.	1,066,510
2,000	Deere & Co.	310,640
10,000	Flowserve Corp.	433,300
32,000	Graco Inc.	1,463,040
6,000	IDEX Corp.	855,060
34,000	Navistar International Corp.†	1,188,980
8,800	The Eastern Co.	250,800
42,500	The L.S. Starrett Co., Cl. A	286,875

See accompanying notes to schedule of investments.	1

∎  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Shares		Market Value
Common Stocks (Continued)
Machinery (Continued)
2,000	Watts Water Technologies Inc., Cl. A	$155,400
19,500	Xylem Inc.	1,499,940

		9,929,105

Materials — 6.7%
500	AdvanSix Inc.†	17,390
19,500	Ampco-Pittsburgh Corp.	173,550
50,000	Ferro Corp.†	1,161,000
48,000	Freeport-McMoRan Inc.†	843,360
9,300	International Flavors & Fragrances Inc.	1,273,263
70,000	Myers Industries Inc.	1,480,500
40,000	Newmont Mining Corp.	1,562,800
1,000	Sensient Technologies Corp.	70,580

		6,582,443

Media — 13.2%
3,000	AMC Networks Inc., Cl. A†	155,100
40,000	CBS Corp., Cl. A, Voting	2,067,200
10,000	Cogeco Inc.	531,610
6,000	Discovery Inc., Cl. A†	128,580
12,000	Discovery Inc., Cl. C†	234,240
11,500	DISH Network Corp., Cl. A†	435,735
98,000	Grupo Televisa SAB, ADR	1,564,080
1,750	Liberty Broadband Corp., Cl. A†	148,400
2,500	Liberty Broadband Corp., Cl. C†	214,225
5,000	Liberty Global plc, Cl. A†	156,550
12,000	Liberty Global plc, Cl. C†	365,160
623	Liberty Latin America Ltd., Cl. A†	12,117
1,497	Liberty Latin America Ltd., Cl. C†	28,578
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	36,368
1,600	Liberty Media Corp.- Liberty Braves, Cl. C†	36,512
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	43,935
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	46,275
1,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	41,100
1,400	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	57,190
4,500	Meredith Corp.	242,100
27,000	MSG Networks Inc., Cl. A†	610,200
7,600	Sinclair Broadcast Group Inc., Cl. A	237,880
9,000	The Madison Square Garden Co, Cl. A†	2,212,200
20,000	Twenty-First Century Fox Inc., Cl. A	733,800
63,500	Viacom Inc., Cl. A	2,514,600

		12,853,735

Publishing — 0.6%
48,000	The E.W. Scripps Co., Cl. A	575,520

Shares		Market Value

Retailing — 2.3%
16,000	Aaron’s Inc.	$745,600
17,200	CVS Health Corp.	1,070,012
10,000	Hertz Global Holdings Inc.†	198,500
3,400	Ingles Markets Inc., Cl. A	115,090
20,000	J.C. Penney Co. Inc.†	60,400
1,000	The Cheesecake Factory Inc.	48,220

		2,237,822

Telecommunication Services — 4.4%
22,000	Millicom International Cellular SA, SDR	1,500,515
10,000	Rogers Communications Inc., Cl. B	446,800
20,000	Telephone & Data Systems Inc.	560,600
45,000	United States Cellular Corp.†	1,808,550

		4,316,465

Transportation — 1.5%
22,000	GATX Corp.	1,506,780

Utilities — 2.5%
20,000	El Paso Electric Co.	1,020,000
20,000	GenOn Energy Inc., Escrow†(a)	0
27,899	National Fuel Gas Co.	1,435,404

		2,455,404

	Total Common Stocks	97,095,854

Closed-End Funds — 0.6%
8,500	Altaba Inc.†	629,340

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

TOTAL INVESTMENTS — 100.0% (Cost $44,219,626)		$97,725,194

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR	American Depositary Receipt

CVR	Contingent Value Right

SDR	Swedish Depositary Receipt

REIT	Real Estate Investment Trust

2	See accompanying notes to schedule of investments.

∎  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

∎  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Financials	$13,896,010	$24,307	—	$13,920,317
Utilities	2,455,404	—	$ 0	2,455,404
Other Industries (a)	80,720,133	—	—	80,720,133

Total Common Stocks	97,071,547	24,307	0	97,095,854

Closed-End Funds	629,340	—	—	629,340
Rights (a)	—	—	0	0

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$97,700,887	$24,307	$ 0	$97,725,194

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded

4

∎  Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/24/18

* Print the name and title of each signing officer under his or her signature.